Leases - Disclosure of quantitative information about right-of-use assets (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2020 JPY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount at April 1, 2019	¥ 418,926
Depreciation	96,145
Net carrying amount at March 31, 2020	385,968
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount at April 1, 2019	373,410
Depreciation	81,291
Net carrying amount at March 31, 2020	344,624
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount at April 1, 2019	32,771
Depreciation	11,700
Net carrying amount at March 31, 2020	32,134
Intangible assets other than goodwill [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net carrying amount at April 1, 2019	12,745
Depreciation	3,154
Net carrying amount at March 31, 2020	¥ 9,210